Amount Due from A Related Company (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Amount Due From Related Company
Schedule of Amounts due from related companies

	As of
	March 31, 2023	September 30, 2023
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	$156,826	$154,106

	As of March 31,
Amounts due from:	2023	2022

Dunhua Acer Truncatum Seedling Planting Co. Ltd.	$-	$169,212
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	156,826	77,506
Ai Rui Tai Ke Fertilizer Co. Ltd.	-	53,791
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	-	23,828
	$156,826	$324,337

	As of March 31,
Amounts due from:	2022	2021

Dunhua Acer Truncatum Seedling Planting Co. Ltd.	$169,212	$150,769
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	77,506	37,433
Ai Rui Tai Ke Fertilizer Co. Ltd.	53,791	—
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	23,828	—
	$324,337	$188,202